Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2011	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Operations [Line Items]
Restricted cash return date							Apr. 18, 2012
Deferred financing costs		$ 2,400,000					$ 3,200,000	$ 1,000,000
Blocked payment net to cost sharing interest	700,000
Interest Related to Dussafu PSC Drilling Operations	66.667%	66.667%					66.667%	66.667%
Dry hole costs			(82,000)	767,000	767,000	685,000	685,000	40,003,000
Capitalized interest costs		2,000,000		700,000			3,000,000	2,300,000	1,800,000
Unrealized gain (loss) on warrant derivatives		(3,785,000)					600,000	(9,786,000)	300,000
Maximum maturity period of cash equivalents		3 months
Restricted cash held as collateral for standby letter of credit		1,000,000
Restricted cash held as collateral for custom clearances		200,000
Impairment to equity investment		0
Vinccler [Member]
Significant Accounting Operations [Line Items]
Interest indirectly owned by Oil & Gas Technology Consultants in Harvest Holding		20.00%					20.00%
Budong PSC [Member] | KD-1 and KD-1ST [Member]
Significant Accounting Operations [Line Items]
Dry hole costs							700,000	26,000,000
Budong PSC [Member] | LG-1 [Member]
Significant Accounting Operations [Line Items]
Dry hole costs								14,000,000
Block 64 EPSA [Member]
Significant Accounting Operations [Line Items]
Impaired carrying value							6,400,000
Block 64 EPSA [Member] | AGN-1 [Member]
Significant Accounting Operations [Line Items]
Dry hole costs							4,900,000	2,800,000
Block 64 EPSA [Member] | MFS-1 [Member]
Significant Accounting Operations [Line Items]
Dry hole costs								6,900,000
WAB-21 [Member]
Significant Accounting Operations [Line Items]
Impaired carrying value							2,900,000
West Bay [Member]
Significant Accounting Operations [Line Items]
Impaired carrying value								3,300,000
Term Loan [Member]
Significant Accounting Operations [Line Items]
Warrants issued in connection with term loan facility							60,000,000
Other Administrative Property [Member]
Significant Accounting Operations [Line Items]
Depreciation Expense		100,000		100,000			400,000	500,000	500,000
Other Administrative Property [Member] | Minimum [Member]
Significant Accounting Operations [Line Items]
Estimated Useful Life		3 years					3 years
Other Administrative Property [Member] | Maximum [Member]
Significant Accounting Operations [Line Items]
Estimated Useful Life		5 years					5 years
Other assets [Member]
Significant Accounting Operations [Line Items]
Long term prepaid expense		300,000					200,000
Investigative costs								400,000
Deferred financing costs		2,400,000					3,200,000	1,000,000
Long-term VAT receivable		3,500,000					3,500,000	3,300,000
Blocked payment net to cost sharing interest		$ 700,000					$ 700,000	$ 700,000
Other assets [Member] | Minimum [Member]
Significant Accounting Operations [Line Items]
Prepaid expenses expected to realized during period		12 months					12 months
Other assets [Member] | Maximum [Member]
Significant Accounting Operations [Line Items]
Prepaid expenses expected to realized during period		24 months					24 months